Financial result, net - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial result, net
Interest costs capitalised	$ 247,501	$ 248,139	$ 200,833
Dividends Percentage on Participation in Dispute	8.53%